      As filed with the Securities and Exchange Commission on February 14, 1997
                                                                File No. 2-34215
                                                               File No. 811-1911

--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 58

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 39

--------------------------------------------------------------------------------
                          SCHRODER CAPITAL FUNDS (DELAWARE)
                       (FORMERLY SCHRODER CAPITAL FUNDS, INC.)
                  (Exact Name of Registrant as Specified in Charter)

                      Two Portland Square, Portland, Maine 04101
                  (Address of Principal Executive Office) (Zip Code)

           Registrant's Telephone Number, including Area Code: 207-879-1900
--------------------------------------------------------------------------------

                             Catherine S. Wooledge, Esq.
                            Forum Financial Services, Inc.
                     Two Portland Square, Portland, Maine  04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                                Scott M. Shepard, Esq.
                              Jacobs Persinger & Parker
                      77 Water Street, New York, New York 10005

                                 Alexandra Poe, Esq.
                    Schroder Capital Management International Inc.
                            787 Seventh Avenue, 34th Floor
                               New York, New York 10019

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

         immediately upon filing pursuant to Rule 485, paragraph (b)
-----
         on [    ] pursuant to Rule 485, paragraph (b)
-----
  X      60 days after filing pursuant to Rule 485, paragraph (a)(i)
-----
         on _________ pursuant to Rule 485, paragraph (a)(i)
-----
         75 days after filing pursuant to Rule 485, paragraph (a)(ii)
-----
         on [     ] pursuant to Rule 485, paragraph (a)(ii)
-----
         this post-effective amendment designates a new effective date for a
-----    previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 Notice for its various portfolios with a October 31 fiscal year end on December 27, 1996.

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
          (Prospectus offering Advisor Shares of Schroder U.S. Equity Fund.)


Form N-1A
 Item No.     (Caption)                     Location in Prospectus (Caption)
---------  ---------------                  --------------------------------

1.         Cover Page                       Cover Page

2.         Synopsis                         Prospectus Summary

3.         Condensed Financial Information  Not Applicable

4.         General Description of           Investment Objective and Policies;
           Registrant                       Additional Investment Policies and
                                            Risk Considerations

5.         Management of the Fund           Management  of the Fund - Board of
                                            Trustees; Investment Adviser and
                                            Portfolio Manager; Administrative
                                            Services; Distribution Plan &
                                            Shareholder Services Plan;
                                            Expenses; Portfolio Transactions

5A.        Management's Discussion of       Not Applicable
           Fund Performance

6.         Capital Stock and Other          Other Information - Capitalization
           Securities                       and Voting; Shareholder Inquiries;
                                            Dividends, Other Distributions and
                                            Taxes

7.         Purchase of Securities           Investment in the Fund - Purchase
                                            of Shares; Retirement Plans;
                                            Individual Retirement Accounts; Net
                                            Asset Value

8.         Redemption or Repurchase         Investment in the Fund - Redemption
                                            of Shares; Net Asset Value

9.         Pending Legal Proceedings        Not Applicable

                                 CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART A
                               (All other Prospectuses)

                            Not Applicable in this Filing

                                 CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))

                                        PART B

                  (SAI offering shares of Schroder U.S. Equity Fund)

Form N-1A                                   Location in Statement of Additional
 Item No.     (Caption)                     Information (Caption)
---------  ---------------                  ---------------------

10.        Cover Page                       Cover Page

11.        Table of Contents                Table of Contents

12.        General Information and History  Other Information - Organization

13.        Investment Objectives and        Investment Policies; Investment
           Policies                         Restrictions

14.        Management of the Fund           Management - Officers and Directors

15.        Control Persons and Principal    Not Applicable
           Holders of Securities

16.        Investment Advisory and          Management - Investment Adviser;
           Other Services                   Officers and Trustees;
                                            Administrative Services;
                                            Distribution of Fund Shares;
                                            Service Organizations; Portfolio
                                            Accounting; Fees and Expenses;
                                            Portfolio Transactions - Investment
                                            Decisions; Brokerage and Research
                                            Services;  Other Information -
                                            Custodian; Transfer Agent and
                                            Dividend Disbursing Agent; Legal
                                            Counsel; Independent Accountants

17.        Brokerage Allocation and         Portfolio Transactions
           Other Practices

18.        Capital Stock and Other          Other Information - Capitalization
           Securities                       and Voting

19.        Purchase, Redemption and         Determination of Net Asset Value
           Pricing of Securities Being      Per Share
           Offered

20.        Tax Status                       Taxation

21.        Underwriters                     Management - Distribution of Fund
                                            Shares; Fees and Expenses

22.        Calculation of Performance Data  Other Information - Performance
                                            Information

23.        Financial Statements             Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(c))


                                        PART B
                                   (All other SAIs)

                            Not Applicable in this Filing

SCHRODER U.S. EQUITY FUND

Advisor Shares

This fund seeks growth of capital by investing substantially all of its assets in common stock and securities convertible into common stock. Income, while a factor in portfolio selection, is secondary to the principal objective of growth of capital.



PROSPECTUS
APRIL [   ], 1997

[MAP]

PLEASE CALL 1-800-290-9826 WITH QUESTIONS OR FOR FURTHER INFORMATION.

SCHRODER CAPITAL FUNDS (DELAWARE) IS A FAMILY OF OPEN-END INVESTMENT COMPANIES COMMONLY KNOWN AS MUTUAL FUNDS. THE SHARES OF MUTUAL FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY. THE SHARES ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus sets forth concisely the information you should know before investing and should be retained for future reference. To learn more about the Fund, you may obtain a copy of the Fund's current Statement of Additional Information (the "SAI") which is incorporated by reference into this Prospectus. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov) or may be obtained without charge from the Trust by writing to Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.

PROSPECTUS SUMMARY

This prospectus offers Advisor Class shares ("Advisor Shares" or "Shares") of the Schroder U.S. Equity Fund (the "Fund"), which is a separately managed, diversified series of the Trust, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund seeks growth of capital by investing substantially all of its assets in common stock and securities convertible into common stock. Income, while a factor in portfolio selection, is secondary to the principal objective of growth of capital.

INVESTMENT ADVISER. The Fund's Investment Adviser is Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019. See "Management -- Investment Adviser and Portfolio Manager."

ADMINISTRATIVE SERVICES. SCMI is the Administrator of the Fund. The Trust and SCMI have entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("Forum"). In this capacity, Forum provides certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI pursuant to its Investment Advisory Contract with the Fund. See "Management of the Fund - Administrative Services."

PURCHASES AND REDEMPTIONS OF SHARES. Shares may be purchased or redeemed by mail, by bank-wire and through an investor's broker-dealer or other financial institution. The minimum initial investment is $2,500, except that the minimum for an Individual Retirement Account ("IRA") is $250. The minimum subsequent investment is $250. See "Investment in the Fund -- Purchase of Shares" and "-- Redemption of Shares."

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund declares annually and pays as a dividend substantially all of its net investment income and realized net short-term capital gain, and at least annually distributes any net realized long-term capital gain. Dividends and capital gain distributions are reinvested automatically in additional Advisor Shares of the Fund at net asset value unless the shareholder has notified the Fund in writing of the shareholder's election to receive dividends or other distributions in cash. See "Dividends, Other Distributions and Taxes."

                            ------------------------------

SCHRODER U.S. EQUITY FUND

OBJECTIVE: Growth of capital. Income, while a factor in portfolio selection, is secondary to growth of capital.
STRATEGY: Invests substantially all of its assets in common stock and securities convertible into common stock.

                               ------------------------

RISK CONSIDERATIONS. There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value and total return will fluctuate based upon changes in the value of the securities in which the Fund invests so that, upon redemption, an investment in the Fund may be worth more or less than its original value. See "Additional Investment Policies and Risk Considerations."





                              UNDERSTANDING MUTUAL FUNDS

            - (SOME SORT OF CALL-OUT BOX EXPLAINING THE DIFFERENCES AMONG
               MONEY MARKET, BOND, EQUITY, ASSET-ALLOCATION FUNDS? OR
                                   SOMETHING ELSE?)
                                          -

                                        [MAP]

                                          -

FEE TABLE

The table below is intended to assist investors in understanding the expenses that an investor in Advisor Shares would incur. There are no transaction expenses associated with purchases or redemptions of Advisor Shares.

Annual Fund Operating Expenses (as a percentage of average net assets)(1)
    Management Fees (2). . . . . . . . . . . . . . . . . . . . . . . . 0.75%
    12b-1 Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .  None
    Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68%
    Total Fund Operating Expenses. . . . . . . . . . . . . . . . . . . 1.43%

    (1) Annual Fund Operating Expenses are based on the Fund's most recent fiscal year ended October 31, 1996.
    (2) Management Fees reflect the fees paid by the Fund for investment advisory and administrative services.


EXAMPLE

The table below indicates how much you would pay in total expenses for a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example is based on the expenses listed above, assumes the reinvestment of all dividends and other distributions, and does not reflect the effect of taxes. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS; ACTUAL EXPENSES OR RETURNS MAY VARY FROM THOSE SHOWN. The 5% annual return is not a prediction of the Fund's return, but is required by the SEC.



                   TRANSACTION EXPENSES          OPERATING EXPENSES            EXAMPLES

SCHRODER           Maximum sales       NONE      Management Fee       0.75%    After 1 Year     $15
U.S. EQUITY        charge on
FUND               purchases and
                   reinvested
                   dividends

                   Deferred sales      NONE      12b-1 Fee            NONE     After 3 Years    $45
                   charge on
                   redemptions

                   Exchange Fee        NONE      Other Expenses       0.68%    After 5 Years    $78
                                                  (after waivers or
                                                  reimbursements)

                                                                               After 10 Years  $171

                                                 Total Fund
                                                  Operating
                                                  Expenses (after
                                                  waivers or
                                                  reimbursements)     1.43%
                                                                      ====


FINANCIAL HIGHLIGHTS

The following financial highlights of the Fund are presented to assist investors in evaluating the performance of a share of Advisor Shares of the Fund for the periods shown. This information is part of the Fund's financial statements and has been audited by _____________L.L.P., independent accountants to the Fund. The Fund's financial statements for the year ended October 31, 1996 and independent accountants' report thereon are contained in the Fund's Annual Report to Shareholders and are incorporated by reference into the SAI. Further information about the performance of the Fund is contained in the Annual Report, which may be obtained without charge by writing the Fund at Two Portland Square, Portland, Maine 04101 or by calling 1-800-290-9826.

                                                           Year Ended October 31,
                                 1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
Net Asset Value,                 9.41      8.52     11.28     10.51      9.56      7.05      8.35      7.49     10.15     12.55
 Beginning of year
Investment Operations
Net Investment Income            0.04      0.07      0.04      0.05      0.02      0.09      0.11      0.17      0.18      0.20
Net Realized Income and          1.62      1.33     (0.27)     1.86      1.61      2.57     (0.77)     1.30      0.28      0.18
 Unrealized Gain (Loss)
 on Investments
Total From Investment            1.66      1.40     (0.23)     1.91      1.63      2.66     (0.66)     1.47      0.46      0.38
 Operations
Distributions
from Net Investment Income      (0.07)    (0.05)    (0.01)    (0.04)    (0.04)    (0.11)    (0.11)    (0.15)    (0.18)    (0.25)
from net Realized Capital       (1.24)    (0.46)    (2.52)    (1.10)    (0.58)       --     (0.53)    (0.46)    (2.94)    (2.53)
 Gains
from Capital Paid-In               --        --        --        --     (0.06)    (0.04)       --        --        --        --
                                 ------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------------
Total Distributions             (1.31)    (0.51)    (2.53)    (1.14)    (0.68)    (0.15)    (0.64)    (0.61)    (3.12)    (2.78)

Net Asset Value, End of Year    $9.76     $9.41     $8.52    $11.28    $10.51     $9.56     $7.05     $8.35     $7.49    $10.15
                                 ------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------------

Total Return                    19.45%    17.68%   (2.01)%    19.49%    17.74%    38.16%   (8.78)%    21.05%     7.74%     2.55%
                                 ------------------------------------------------------------------------------------------------
                                 ------------------------------------------------------------------------------------------------

Ration/Supplementary Data
-------------------------
Net Assets, End of Year       $17,187    19,688    18,483    21,865    19,882    20,234    18,290    23,838    25,569    29,749
 (Thousands)
Ratio of Expenses to Average     1.40%(a)  1.40%     1.31%     1.18%     1.40%     1.39%     1.34%     1.49%     1.60%     1.30%
 Net Assets
Ratio of Net Investment          0.43%(a)  0.78%     0.41%     0.51%     0.42%     1.30%     1.59%     1.99%     1.89%     1.60%
 Income to Average Net
 Assets
Portfolio Turnover Rate          56.8%    57.21%    27.43%    57.78%    31.33%    29.98%    28.31%    40.35%    18.42%    43.11%
Average brokerage commission  $0.0599       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
 rate (b)



(a) During the year ended October 31, 1996, the investment adviser waived a portion of its fee. Had such waiver not occurred, the ratio of expenses to average net assets would have been 1.43% and the ratio of net investment income to average net assets would have been 0.40%.
(b) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

PERFORMANCE

The Fund may, from time to time, include quotations of its average annual total return, cumulative total return and other non-standard performance measures in advertisements or reports to shareholders or prospective investors. Average annual total return of a class of shares is based upon the overall dollar or percentage change in value of a hypothetical investment each year over specified periods. Average annual total returns reflect the deduction of a proportional share of a Fund's expenses (on an annual basis) and assumes investment and reinvestment of all dividends and distributions at NAV. Cumulative total returns are calculated similarly except that the total return is aggregated over the relevant period instead of annualized.

Performance quotations are calculated separately for each class of shares of the Fund. The Fund may also be compared to various unmanaged securities indices, groups of mutual funds tracked by mutual fund ratings services, or other general economic indicators. Unmanaged indices may assume the reinvestment of dividends but do not reflect deductions for administrative and management costs and expenses.

Performance information represents only past performance and does not necessarily indicate future results. For a description of the methods used to determine total return and other performance measures for the fund, please see the SAI.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The Fund is not intended for investors whose objective is assured income or preservation of capital. There can be no assurance that the fund will achieve its investment objective.

The Fund in the future may seek to achieve its investment objective by holding, as its only investment securities, the securities of another investment company having identical investment objectives and policies as the Fund in accordance with the provisions of the Act or any orders, rules or regulations thereunder adopted by the Securities and Exchange Commission.

INVESTMENT OBJECTIVE

The primary investment objective of the Fund is to seek growth of capital. Income, while a factor in portfolio selection, is secondary to the principal objective.

                                  _________________

INVESTMENT POLICIES

The Fund will normally invest substantially all of its assets in common stock and securities convertible into common stock. As part of this policy, the Fund may also invest in other securities with common stock purchase warrants attached, in such warrants themselves or in other rights to purchase common stock.

The Fund may also invest to a limited degree in non-convertible preferred and debt securities. Such investments might be made when management believes that greater yields could be earned on these types of securities of investment grade than on U.S. Government securities or bank certificates of deposit. As a non-fundamental policy, the Fund will not invest more than 15% of its total assets in non-convertible preferred and debt securities.

The Fund will generally purchase securities which are believed to have potential for capital appreciation. However, securities will be disposed of when the Fund believes that such potential is no longer feasible or the risk of decline in market price is too great.

For temporary defensive purposes, the Fund may invest all or any portion of its assets in investment grade corporate bonds or debentures (meaning for these purposes bonds or debentures rated "A" or better by Standard & Poor's Corporation or the equivalent thereof), preferred stock, U.S. Government securities or bank certificates of deposit. Management may pursue a temporary defensive strategy when it believes that the market appears relatively fully priced or that uncertain economic conditions indicate the advisability of assuming a temporary defensive position.

As an operating, non-fundamental policy, the Fund may also invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions or other Fund obligations. These securities may include U.S. Government securities, commercial paper, bank certificates of deposit and bankers' acceptances, and repurchase agreements collateralized by these securities.

The Fund will limit its total investment at any time in these securities for this operating purpose to not more than 25% of its total assets.

The Fund may from time to time acquire securities which are subject to legal or contractual restrictions on resale. The risk involved in such investments is that a considerable period might elapse between the time a decision is made to sell such securities and the time the Fund might be permitted to sell all or part of such securities publicly under a registration statement or an exemption from registration or privately to a suitable purchaser. The delay might adversely affect the price which the Fund could obtain for the securities and, in a registration, the Fund could be required to pay registration expenses.

The Fund is authorized to borrow money from a bank on its promissory note or other evidence of indebtedness. Monies borrowed would be invested and any appreciation thereon, to the extent it exceeded interest paid on the loan, would cause the net asset value of Fund shares to rise faster than it would otherwise. If, however, the investment performance of additional monies failed to cover the Fund's interest charges, the net asset value would decrease faster than would otherwise be the case. This is the speculative feature known as "leverage".

The Fund's authority to borrow is subject to limitations. Any borrowing (i) would not exceed one-third of the value of the Fund's total assets after the borrowing, (ii) if at any time it exceeded the one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce its borrowings to the limitation, and (iii) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with these limitations, the Fund might be required to dispose of certain of its assets when it might be disadvantageous to do so. Any borrowings would be subject to Federal Reserve Board regulations. The Fund has not borrowed for investment or any other purpose during the last ten years and, as a non-fundamental policy, will not borrow for investment in the future.


ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

INVESTMENT RESTRICTIONS

The investment objective and the investment policies of the fund that are designated as fundamental may not be changed without approval of the holders of a majority of the outstanding voting securities of the fund. A majority of outstanding voting securities means the lesser of (i) 67% of the shares present or represented at a shareholder meeting at which the holders of more than 50% of the outstanding shares are present or represented, or (ii) more than 50% of outstanding shares. unless otherwise indicated, all investment policies of the fund are not fundamental and may be changed by the board of trustees without approval of the interest holders of the fund. Likewise, nonfundamental investment policies of the fund may be changed by the board of trustees without approval of the fund's interest holders.

SECURITIES, INVESTMENT POLICIES AND RISK CONSIDERATIONS

The following pages contain additional information about the securities in which the Fund may invest, strategies SCMI may employ in pursuit of the Fund's objective, and a summary of related risks. A complete listing of the Fund's limitations and more detailed information about the Fund's investments is contained in the SAI. Policies and limitations are considered at the time of purchase.

SCMI may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the Fund's objective. Current holdings and recent investment strategies are described in the Fund's financial reports which are sent to shareholders twice a year. For a free financial report or SAI, please call 1-800-290-9826.

Description of investments.

COMMON AND PREFERRED STOCK AND WARRANTS. The Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company, are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and preferred stockholders, if any, are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in a company and not a creditor of the company, as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by the Fund may be traded in the over-the counter market or on a securities exchange, but may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by the Fund of a security to meet withdrawals by interest holders or otherwise may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

The Fund may also invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller - a U.S. bank or recognized broker-dealer - sells securities to the Fund and agrees to repurchase the securities at the Fund's cost plus interest within a specified period (normally one day). In these transactions, the values of the underlying securities purchased by the Fund are monitored at all times by SCMI to ensure that the total value of the securities equals or exceeds the value of the repurchase agreement, and the Fund's custodian bank holds the securities until they are repurchased. In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in disposing of them. To evaluate potential risks, SCMI reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements.

ILLIQUID AND RESTRICTED SECURITIES. As a non-fundamental policy, the Fund will not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale ("restricted securities"). There may be undesirable delays in selling illiquid securities at prices representing their fair value. This policy includes over-the-counter options held by the Fund and the "in the money" portion of the assets used to cover such options. As stated above, this policy also includes assets which are subject to material legal restrictions on repatriation. The limitation on investing in restricted securities does not include securities that may not be resold to the general public but may be resold to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, as amended. If SCMI determines that a "Rule 144A security" is liquid pursuant to guidelines adopted by the Board, the security will not be deemed illiquid. These guidelines take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, that security may become illiquid, which could affect the Fund's liquidity. See "Investment Policies - Illiquid and Restricted Securities" in the SAI for further information.

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The business and affairs of the Fund are managed under the direction of the Board of Trustees (the "Board"). The Trustees of the Trust are Peter E. Guernsey, John I. Howell, Clarence F. Michalis, Hermann C. Schwab and Mark J. Smith. Additional information regarding the trustees and executive officers of the Trust may be found in the SAI under the heading "Management, Trustees and Officers." The Board has adopted written procedures reasonably appropriate to deal with potential conflicts of interest.

INVESTMENT ADVISER AND PORTFOLIO MANAGER

SCMI serves as investment adviser to the Fund. SCMI manages the Fund and continuously reviews, supervises and administers the Fund's investments. In this regard, SCMI is responsible for making decisions relating to the Fund's investments and placing purchase and sale orders regarding such investments with brokers or dealers selected by it in its discretion. For its services with respect to the Fund, the Investment Advisory Agreement between SCMI and the Trust provides that SCMI will receive a monthly advisory fee at the annual rate of 0.75% of the Fund's average daily net assets for the first $100 million and 0.50% of the Fund's average daily net assets in excess of $100 million. For the fiscal year ended October 31, 1996, the total advisory fees paid by the Fund to SCMI represented an annual effective rate of [0.75%] of the Fund's average daily net assets.

SCMI is a wholly owned U.S. subsidiary of Schroders Incorporated, the wholly owned U.S. holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial services companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in eighteen countries world-wide. The Schroder Group specializes in providing investment management services.

Fariba Talebi, a Vice President of the Trust and a Group Vice President of SCMI, with the assistance of an investment committee, is primarily responsible for the day-to-day management of the Fund's investments and has so managed the Fund since its inception. Ms. Talebi has been employed by SCMI in the investment research and portfolio management areas since 1987.

         - SCHRODER GROUP FACTS


                                        [MAP]


         Schroder Group offers a broad selection of mutual funds from around the world.
         -    Number of mutual funds: over __________
         - Assets in mutual funds: over $130 billion as of October 31, 1996.
         -    Number of shareholder accounts: over __________
         -    Number of investment analysts and portfolio managers:
              over __________

ADMINISTRATIVE SERVICES

Through its investment advisory contract with the Fund, SCMI provides administrative services to the Fund. The Trust and SCMI have entered into a sub-administration agreement with Forum. Pursuant to these agreements, Forum provides certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI. Payment for Forum's services is made by SCMI and is not a separate expense of the Fund.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

The Trust, on behalf of the Fund, has also adopted a shareholder service plan (the "Shareholder Service Plan"), pursuant to which SSCI, as administrator of the Fund, is authorized to pay Service Organizations a servicing fee. Payments under the Shareholder Service Plan may be for various types of services, including (1) answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Fund may be effected and other matters pertaining to the Fund's services, (2) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (3) assisting shareholders in arranging for processing purchase, exchange and redemption transactions, (4) arranging for the wiring of funds, (5) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts, (6) integrating periodic statements with other customer transactions and (7) providing such other related services as the shareholder may request.

Payments to Service Organizations under the Shareholder Service Plan are calculated by reference to the average daily net assets of Advisor Shares held by shareholders who have a brokerage or other service relationship with the Service Organization. Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum or subsequent investments specified by the Fund or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by SCMI. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

SERVICE ORGANIZATIONS

The Glass-Steagall Act and other applicable laws and regulations provide that banks may not engage in the business of underwriting, selling or distributing securities. There is currently no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank Service Organization from continuing to perform all or part of its servicing activities. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Fund and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

PORTFOLIO TRANSACTIONS

SCMI places orders for the purchase and sale of the Fund's investments with brokers and dealers selected by SCMI in its discretion and seeks best execution of such portfolio transactions. The Fund may pay higher than the lowest available commission rates when SCMI believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.

Subject to the Fund's policy of obtaining the best price consistent with quality of execution on transactions, SCMI may employ Schroder Wertheim & Company, Incorporated and its affiliates ("Schroder Wertheim"), affiliates of SCMI, to effect transactions of the Fund on the New York Stock Exchange. Because of the affiliation between SCMI and Schroder Wertheim, the Fund's payment of commissions to Schroder Wertheim is subject to procedures adopted by the Board designed to ensure that such commissions will not exceed the usual and customary brokers' commissions. No specific portion of the Fund's brokerage will be directed to Schroder Wertheim and in no event will Schroder Wertheim receive any brokerage in recognition of research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Schroder Core Board may determine, SCMI may consider sales of shares of the Fund or any other entity that invests in the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Although the Fund does not currently engage in directed brokerage arrangements to pay expenses, it may do so in the future. These are arrangements, whereby brokers executing the Fund's portfolio transactions would agree to pay designated expenses of the Fund if brokerage commissions generated by the Fund reached certain levels. These arrangements might reduce the Fund's expenses (and, indirectly, the Fund's expenses). As anticipated, these arrangements would not materially increase the brokerage commissions paid by the Fund. Brokerage commissions are not deemed to be Fund expenses.

CODE OF ETHICS

The Trust, SCMI, Schroder Advisors, and Schroders Incorporated have each adopted a code of ethics that contains a policy on personal securities transactions by "access persons," including portfolio managers and investment analysts. That policy complies in all material respects with the recommendations set forth in the Report of the Advisory Group on Personal Investing of the Investment Company Institute, of which the Trust is a member.

INVESTMENT IN THE FUND

PURCHASE OF SHARES

Investors may purchase Advisor Shares directly from the Trust. Prospectuses, sales material and Account Applications can be obtained from the Trust or through Forum Financial Corp., the Fund's transfer agent (the "Transfer Agent"). See Other Information -- Shareholder Inquires. Investments may also be made through Service Organizations that assist their customers in purchasing shares of the Fund. Such Service Organizations may charge their customers a service fee for processing orders to purchase or sell shares of the Fund. Investors wishing to purchase shares through their accounts at a Service Organization should contact that organization directly for appropriate instructions.

Shares of the Fund are offered at the net asset value next determined after receipt of a completed Account Application (at the address set forth below). The minimum initial investment is $2,500, except that the minimum for an IRA is $250. The minimum subsequent investment is $250. All purchase payments are invested in full and fractional shares. The Fund is authorized to reject any purchase order.

Initial and subsequent purchases may be made by mailing a check (in U.S. dollars), payable to Schroder U.S. Equity Fund, to:

         Schroder U.S. Equity Fund
         P.O. Box 446
         Portland, Maine 04112

For initial purchases, the check must be accompanied by a completed Account Application in proper form. Further documentation, such as corporate resolutions and instruments of authority, may be requested from corporations, administrators, executors, personal representatives, directors or custodians to evidence the authority of the person or entity making the subscription request.

Investors and Service Organizations (on behalf of their customers) may transmit purchase payments by Federal Reserve Bank wire directly to the Fund as follows:

         Chase Manhattan Bank
         New York, NY
         ABA No.: 021000021
         For Credit To: Forum Financial Corp.
         Acct. No.: 910-2-718187
         Ref.: Schroder U.S. Equity Fund --- Advisor Shares
         Account of: (shareholder name)
         Account Number: (shareholder account number)

The wire order must specify the name of the Fund, the Advisor Shares class, the account name and number, address, confirmation number, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. If the initial investment is by wire, an account number will be assigned and an Account Application must be completed and mailed to the Fund. Wire orders received prior to 4:00 p.m. (Eastern Time) on each day that the New York Stock Exchange is open for trading (a "Fund Business Day") will be processed at the net asset value determined as of that day. Wire orders received after 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of the next Fund Business Day. See "Net Asset Value" below.

For each shareholder of record, the Fund's Transfer Agent, as the shareholder's agent, establishes an open account to which all shares purchased are credited, together with any dividends and capital gain distributions that are reinvested in additional shares. Although most shareholders elect not to receive share certificates, certificates for full shares can be obtained by specific written request to the Fund's Transfer Agent. No certificates are issued for fractional shares.

The Transfer Agent will deem an account lost if six months have passed since correspondence to the shareholder's address of record is returned, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost, dividends and capital gains will be reinvested. In addition, the amount of any outstanding checks for dividends and capital gains that have been returned to the Transfer Agent will be reinvested and such checks will be canceled.

RETIREMENT PLANS

Shares of the Fund are offered in connection with tax-deferred retirement plans. Applications forms and further information about these plans, including applicable fees, are available upon request. Before investing in the Fund through one of these plans, investors should consult their tax advisors.

INDIVIDUAL RETIREMENT ACCOUNTS

The Fund may be used as an investment vehicle for an IRA including SEP-IRA. An IRA naming The First National Bank of Boston as custodian is available from the Trust or the Transfer Agent. The minimum initial investment for an IRA is $2,000; the minimum subsequent investment is $2,500. Under certain circumstances contributions to an IRA may be tax deductible. IRAs are available to individuals who receive compensation or earned income and their spouses, whether or not they are active participants in a tax-qualified or government-approved retirement plan. An IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or government-approved retirement plan may not be deductible, depending upon the individual s income. Individuals also may establish an IRA to receive a "rollover" contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before effecting a rollover.

REDEMPTION OF SHARES

Shares of the Fund are redeemed at their next determined net asset value following receipt by the Fund (at the address set forth above under "Purchase of Shares") of a redemption request in proper form. See "Net Asset Value." Redemption requests may be made between 9:00 a.m. and 6:00 p.m. (Eastern Time) on each Fund Business Day. Redemption requests that are received prior to 4:00 p.m. (Eastern Time) will be processed at the net asset value determined as of that day. Redemption requests that are received after 4:00 p.m. (Eastern Time) on a Fund Business Day will be processed at the net asset value determined the next Fund Business Day. See "Net Asset Value" below.

BY TELEPHONE. Redemption requests may be made by telephoning the Transfer Agent at the Account Information telephone number on the cover page of this Prospectus. A shareholder must provide the Transfer Agent with the class of Shares, the dollar amount or number of shares to be redeemed, shareholder account number, and some additional form of identification such as a password. A redemption by telephone may be made only if the telephone redemption privilege option has been elected on the Account Application or otherwise in writing. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, reasonable procedures will be followed by the Transfer Agent to confirm that such instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent redemption requests, but may be liable if they do not follow these procedures. Shares for which certificates have been issued may not be redeemed by telephone. In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Transfer Agent by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

WRITTEN REQUESTS. Redemptions may be made by letter to the Fund specifying the class of shares, the dollar amount or number of Shares to be redeemed and the shareholder account number. The letter must also be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign) and, in certain cases, signatures must be guaranteed by an institution that is acceptable to the Transfer Agent. Such institutions include certain banks, brokers, dealers (including municipal and government securities brokers and dealers), credit unions and savings associations. Notaries public are not acceptable. Further documentation may be requested to evidence the authority of the person or entity making the redemption request. Questions concerning the need for signature guarantees or documentation of authority should be directed to the Fund at the above address or by calling the Account Information telephone number appearing on the cover of this Prospectus.

If Shares to be redeemed are held in certificate form, the certificates must be enclosed with the redemption request and the assignment form on the back of the certificates, or an assignment separate from the certificates (but accompanied by the certificates), must be signed by all owners in exactly the same way the owners' names are written on the face of the certificates. Requirements for signature guarantees and/or documentation of authority as described above could also apply. For your protection, the Fund suggests that certificates be sent by registered mail.

ADDITIONAL REDEMPTION INFORMATION. Checks for redemption proceeds will normally be mailed within seven days. No redemption proceeds will be mailed until checks in payment for the purchase of the Shares to be redeemed have been cleared, which may take up to 15 calendar days from the purchase date. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record.

The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that exchange is closed, (ii) the SEC has by order permitted such suspension, or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

If the Trust Board determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may redeem Shares in whole or in part by a distribution in kind of portfolio securities (from the investment portfolio of the Portfolio or of the Fund), in lieu of cash, in conformity with applicable rules of the SEC. The Fund will, however, redeem Shares solely in cash up to the lesser of $250,000 or 1% of net assets during any 90-day period for any one shareholder. In the event that payment for redeemed Shares is made wholly or partly in portfolio securities, the shareholder may be subject to additional risks and costs in converting the securities to cash. See "Additional Purchase and Redemption Information -- Redemption in Kind" in the SAI. The proceeds of a redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for Federal income tax purposes.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem Shares in any account (other than an IRA) if at any time the account does not have a value of at least $2,000, unless the value of the account fell below that amount solely as a result of market activity. Shareholders will be notified that the value of the account is less than $2,000 and be allowed at least 30 days to make an additional investment to increase the account balance to at least $2,000.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of Shares of the Fund at 4:00 p.m. (Eastern Time), Monday through Friday, each Fund Business Day, which excludes the following U.S. holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per Share is calculated by dividing the aggregate value of the Fund's assets less all Fund liabilities, if any, by the number of Shares of the Fund outstanding.

Generally, securities held by the Fund that are listed on recognized stock exchanges are valued at the last reported sale price, on the day when the securities are valued (the "Valuation Day"), on the primary exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges for which there were no sales on the Valuation Day are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends to continue to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, the Fund will not be liable for Federal income and excise taxes on the net investment income and capital gain distributed to its shareholders. Because the Fund intends to distribute all of its net investment income and net capital gain each year, the Fund should thereby avoid all Federal income and excise taxes.

Dividends paid by the Fund out of its net investment income (including realized net short-term capital gain) are taxable to shareholders of the Fund as ordinary income notwithstanding that the dividends are reinvested in additional shares of the Fund.

Distributions of net realized long-term capital gain, if any, realized are taxable to shareholders of the Fund as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. If a shareholder holds shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of the shares during that six-month period would be a long-term capital loss to the extent of the distribution.

Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of the shares by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to the shareholder as described above.

It is expected that a portion of the Fund's dividends from net investment income will be eligible for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of dividends from domestic corporations received during the Fund's fiscal year. To the extent the Fund invests in the securities of domestic issuers, the dividends to shareholders of the Fund may qualify for the dividends received deduction for corporations.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Fund with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the Federal income tax status of dividends and distributions paid during the year by the Fund will be mailed to shareholders shortly after the close of each year.

Depending on the residence of a shareholder for tax purposes, distributions from the Fund may also be subject to state and local taxes, including withholding taxes. Shareholders should consult their own tax advisors as to the tax consequences of ownership of Shares in their particular circumstances.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the SAI for further information.

There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments.

OTHER INFORMATION

CAPITALIZATION AND VOTING

The Trust was organized as a Maryland corporation ("Schroder Capital Funds, Inc.") on July 30, 1969 and on January 9, 1996 was reorganized as a Delaware business trust. The Trust has authority to issue an unlimited number of shares of beneficial interest. The Trust Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares (such as the Advisor Shares), and the costs of doing so will be borne by the Trust. The Trust currently consists of eight separate portfolios, each of which has separate investment objectives and policies. The Fund currently consists of two classes of Shares.

Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation except that, due to the differing expenses borne by the classes, dividends and liquidation proceeds for each class will likely differ. Shares are fully paid and non-assessable, and have no pre-emptive rights. Shareholders have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). On matters requiring shareholder approval, shareholders of the Trust are entitled to vote only with respect to matters that affect the interests, of the Fund or the class of shares they hold, except as otherwise required by applicable law.

There will normally be no meetings of shareholders to elect Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. However, the holders of not less than a majority of the outstanding shares of the Trust may remove any person serving as a Trustee and the Trust Board will call a special meeting of shareholders to consider removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. Each share of the Fund has equal voting rights, except that if a matter affects only the shareholders of a particular class only shareholders of that class shall have a right to vote.

[AS OF FEBRUARY 15, 1997, SCHRODER NOMINEES LIMITED MAY BE DEEMED TO HAVE CONTROLLED THE FUND FOR PURPOSES OF THE 1940 ACT.] From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

FUND STRUCTURE

CLASSES OF SHARES. The Fund has two classes of shares, Investor Shares and Advisor Shares. Advisor Shares are offered by a separate prospectus to individual investors, in most cases through Service Organizations. Advisor Shares incur more expenses than Investor Shares. Except for certain differences, each share of each class represents an undivided, proportionate interest in the Fund. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund except that, due to the differing expenses borne by the two classes, the amount of dividends and other distributions will differ between the classes. Information about Advisor Shares is available from the Fund by calling Schroder Advisors at (800) 730-2932.

The investment objective and fundamental investment policies of the Fund can be changed only with shareholder approval. See "Investment Objective and Policies," and "Management of the

Fund" for a complete description of the Fund's investment objective, policies, restrictions, management, and expenses.

REPORTS

The Trust sends to each shareholder of the Fund a semi-annual report and an audited annual report.

CUSTODIAN AND TRANSFER AGENT

The Chase Manhattan Bank, N.A. is custodian of the Fund's and of the Portfolio's assets. Forum Financial Corp. serves as the Fund's transfer and dividend disbursing agent.

SHAREHOLDER INQUIRIES

Inquiries about the Fund, including its past performance, should be directed to:

         Schroder U.S. Equity Fund
         P.O. Box 446
         Portland, Maine 04112

Information about specific shareholder accounts may be obtained from the Transfer Agent by calling (800) 344-8332.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR
Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

SUB-ADMINISTRATOR
Forum Financial Services, Inc.
Two Portland Square
Portland, Maine  04101

CUSTODIAN
The Chase Manhattan Bank, N.A.
Chase MetroTech Center
Brooklyn, New York  11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Financial Corp.
P.O. Box 446
Portland, Maine 04112

INDEPENDENT ACCOUNTANTS
_______________--, L.L.P.
One Post Office Square
Boston, Massachusetts 02109

Table of Contents

PROSPECTUS SUMMARY. . . . . . . . . . . . . . . . . . . . .
The Fund. . . . . . . . . . . . . . . . . . . . . . . . . .
Investment Adviser. . . . . . . . . . . . . . . . . . . . .
Administrative Services . . . . . . . . . . . . . . . . . .
Purchases and Redemptions . . . . . . . . . . . . . . . . .
Risk Considerations . . . . . . . . . . . . . . . . . . . .
Fee Table . . . . . . . . . . . . . . . . . . . . . . . . .
FINANCIAL HIGHLIGHTS. . . . . . . . . . . . . . . . . . . .
INVESTMENT OBJECTIVE
  AND POLICIES. . . . . . . . . . . . . . . . . . . . . . .
Investment Objective and the Portfolio. . . . . . . . . . .
Investment Policies . . . . . . . . . . . . . . . . . . . .
ADDITIONAL INVESTMENT POLICIES
  RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . .
Investment Restrictions . . . . . . . . . . . . . . . . . .
Investment Types. . . . . . . . . . . . . . . . . . . . . .
Risk Considerations . . . . . . . . . . . . . . . . . . . .
MANAGEMENT. . . . . . . . . . . . . . . . . . . . . . . . .
Board of Trustees . . . . . . . . . . . . . . . . . . . . .
Investment Adviser and Portfolio Manager. . . . . . . . . .
Administrative Services . . . . . . . . . . . . . . . . . .
Expenses. . . . . . . . . . . . . . . . . . . . . . . . . .
Portfolio Transactions
Code of Ethics. . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT IN THE FUND. . . . . . . . . . . . . . . . . . .
Purchase of Shares. . . . . . . . . . . . . . . . . . . . .
Retirement Plans. . . . . . . . . . . . . . . . . . . . . .
Individual Retirement Accounts. . . . . . . . . . . . . . .
Redemption of Shares. . . . . . . . . . . . . . . . . . . .
Net Asset Value . . . . . . . . . . . . . . . . . . . . . .
DIVIDENDS, DISTRIBUTIONS
  AND TAXES . . . . . . . . . . . . . . . . . . . . . . . .
The Fund. . . . . . . . . . . . . . . . . . . . . . . . . .
The Portfolio . . . . . . . . . . . . . . . . . . . . . . .
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . .
Capitalization and Voting . . . . . . . . . . . . . . . . .
Reports . . . . . . . . . . . . . . . . . . . . . . . . . .
Performance Information . . . . . . . . . . . . . . . . . .
Custodian and Transfer Agent. . . . . . . . . . . . . . . .
Shareholder Inquires. . . . . . . . . . . . . . . . . . . .
Certain Servicing Organizations . . . . . . . . . . . . . .
Fund Structure. . . . . . . . . . . . . . . . . . . . . . .

                           SCHRODER U. S. EQUITY FUND
                               TWO PORTLAND SQUARE
                              PORTLAND, MAINE 04101

--------------------------------------------------------------------------------

GENERAL INFORMATION:   (207) 879 8903
ACCOUNT INFORMATION:   (800) 344 8332
FAX:                   (207) 879 6206

--------------------------------------------------------------------------------

       SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC. - INVESTMENT ADVISER
                    SCHRODER FUND ADVISORS INC. - DISTRIBUTOR


                       STATEMENT OF ADDITIONAL INFORMATION

Schroder U.S. Equity Fund (the "Fund") is a separately-managed, diversified, no-load portfolio of Schroder Capital Funds (Delaware) (the "Trust"), an open-end management investment company currently consisting of four separate portfolios, each of which has different investment objectives and policies. Schroder U.S. Equity Fund is described herein.

The Fund's primary investment objective is to seek growth of capital. Income, while a factor in portfolio selection, is secondary to the principal objective. There is no assurance that these objectives will be achieved. The Fund invests substantially all its assets in common stocks and securities convertible into common stock and may also invest in warrants or other rights to purchase common stock, and to a lesser extent in non-convertible preferred and debt securities.

Shares of the Fund are offered for sale at net asset value per share, with no sales charge. The minimum initial investment is $500 and the minimum subsequent investment is $100.

This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when preceded or accompanied by the Prospectus for the Fund dated _______, 199_ (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus for the Fund may be obtained without charge by writing or calling the Fund at the address and telephone numbers printed above.


_________, 1996

          TABLE OF CONTENTS

          INVESTMENT POLICIES
          Introduction
          Primary Investments
          Temporary Defensive and Operating Investments
          Restricted Securities
          Leverage

          INVESTMENT RESTRICTIONS

          MANAGEMENT
          Trustees and Officers
          Investment Adviser
          Sub-Administrator
          Distribution of Fund Shares
          Portfolio Accounting

          PORTFOLIO TRANSACTIONS
          Investment Decisions
          Portfolio Brokerage

          SHARE OWNERSHIP

          ADDITIONAL PURCHASE AND
            REDEMPTION INFORMATION
          Determination of Net Asset Value
          Redemption in Kind

          TAXATION

          OTHER INFORMATION
          Organization
          Capitalization and Voting
          Performance Information
          Custodian
          Transfer Agent and Dividend Disbursing Agent
          Legal Counsel
          Independent Accountants

          FINANCIAL STATEMENTS

INVESTMENT POLICIES

INTRODUCTION

The following information supplements the discussion found under "The Fund - Investment Objectives and Investment Policies" in the Prospectus.

The Fund is a "diversified" portfolio and, as such, at least 75% of the Fund's total assets must be represented by cash and cash items, Government securities and securities limited in respect of any one issuer to not more than 5% of the Fund's total assets and to not more than 10% of the voting securities of such issuer. The classification of the Fund as diversified under the Investment Company Act of 1940 (the "1940 Act") cannot be changed without the majority approval of the Fund's shareholders. As used in this SAI, "majority approval of the Fund's shareholders" means approval of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of the Fund.

The investment objectives of the Fund set forth in the Prospectus are fundamental policies of the Fund, meaning that they cannot be changed without majority approval of the Fund's shareholders. A non-fundamental policy could be changed by the Trust's Board of Trustees without such prior shareholder approval. Unless otherwise indicated, all of the investment policies of the Fund described below are also fundamental policies.

PRIMARY INVESTMENTS

The Fund will generally purchase securities which are believed to have potential for capital appreciation. Securities, however, will be disposed of in situations where the Fund believes that such potential is no longer feasible or the risk of decline in market price is too great. Pursuant to this policy, the Fund has invested and normally will invest substantially all its assets in common stock and securities convertible into common stock. The Fund may also invest in other securities with common stock purchase warrants attached, or in such warrants or other rights to purchase common stock. The Fund may also invest to a limited degree in non-convertible preferred and debt securities. Such investments might be made at such times as in the opinion of management substantially greater yields could be earned on such securities of investment grade than on U.S. Government securities and bank certificates of deposit. As a non-fundamental policy, the Fund will not invest more than 15% of its total assets in such non-convertible preferred and debt securities.

TEMPORARY DEFENSIVE AND OPERATING INVESTMENTS

For temporary defensive purposes, the Fund may invest all or any portion of its assets in investment grade corporate bonds or debentures (meaning for these purposes bonds or debentures rated "A" or better by Standard & Poor's Corporation ("S&P") or the equivalent thereof), preferred stock, U.S. Government securities or bank certificates of deposit. (According to S&P, bonds rated "A" have a strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.) The conditions under which the Fund may so invest all or any portion of its assets for temporary defensive purposes will be at such times as in the opinion of management the market appears relatively fully priced or at such times as in the opinion of management uncertain economic conditions indicate the advisability of assuming such a temporary defensive position.

As an operating, non-fundamental policy, the Fund may also invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions or other Fund obligations. Such securities might include U.S. Government securities, commercial paper, bank certificates of deposit and bankers acceptances, and repurchase agreements collateralized by such securities. The Fund will limit its total investment at any time in these securities for this operating purpose to not more than 25% of its total assets.

Certain of the securities in which the Fund may invest for either of the foregoing temporary purposes are more fully described as follows:

     1. U.S. GOVERNMENT SECURITIES - These securities consist of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States Government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Government National Mortgage Association, and the Student Loan Marketing Association.

     2. BANK OBLIGATIONS - These securities consist of certificates of deposit and bankers' acceptances issued by U.S. banks having total assets at the time of purchase in excess of $1 billion. Such banks must be members of the Federal Deposit Insurance Corporation. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. The foregoing limitation as to banks in whose obligations the Fund may invest is a non-fundamental policy of the Fund.

     3. COMMERCIAL PAPER - These securities are short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper which may be purchased by the Fund for temporary purposes would consist of direct obligations of domestic issuers which, at the time of investment, are rated "P-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" by S&P, or securities which, if not rated, are issued by companies having an outstanding debt issue currently rated Aa by Moody's or AAA or AA by S&P. The rating "P-1" is the highest commercial paper rating assigned by Moody's and the rating "A-1" is the highest commercial paper ratings assigned by S&P. Such limitations with respect to commercial paper constitute a non-fundamental policy of the Fund.

     4. REPURCHASE AGREEMENTS - The Fund may invest in securities subject to repurchase agreements maturing in seven days or less (normally one day) with member banks of the Federal Reserve System or certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. In a typical repurchase agreement the seller of a security commits itself at the time of the sale to repurchase such security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on the underlying security. The value of the underlying security is monitored by the Fund's investment adviser at the time the transaction is entered into and at all times during the term of the repurchase agreement to insure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Fund may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the investment adviser reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements. The foregoing policy with respect to repurchase agreements is a non-fundamental policy of the Fund.

RESTRICTED SECURITIES

The Fund may from time to time acquire securities which are subject to legal or contractual restrictions on resale. The Fund may invest up to 10% of the value of its total assets in such restricted securities and should changes in market values result in more than 10% being so invested, management will take such action as it deems appropriate to reduce such assets to the 10% limit. A considerable period might elapse between the time a decision is made to sell such securities and the time the Fund might be permitted to sell all or part of such securities publicly under an effective registration statement or an exemption from registration, or the time the Fund might find a suitable purchaser willing to accept such securities subject to restrictions. Such delay might adversely affect the price obtainable by the Fund for such securities. The Fund may be required to pay the registration expenses of restricted securities held by it.

LEVERAGE

The Fund is authorized to borrow money from a bank on its promissory note or other evidence of indebtedness. Monies borrowed would be invested and any appreciation thereon, to the extent it exceeded interest paid on the loan, would cause the net assets value of Fund shares to rise faster than it would otherwise. If, however, the investment performance of additional monies failed to cover the Fund's interest charges, the net asset value would decrease faster than would otherwise be the case. This is the speculative feature known as "leverage". Any such borrowing (i) would not exceed one-third of the value of the Fund's total assets after borrowing, (ii) if at any time it exceeded such one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce its borrowings to the limitation and (iii) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with such limitations, the Fund might be required to dispose of certain of its assets when it might be disadvantageous to do so. Any such borrowings would be subject to Federal Reserve Board regulations. The Fund has not borrowed money for investment or any other purpose during the last ten years and, as a non-fundamental policy, will not borrow for investment in the future.

INVESTMENT RESTRICTIONS

The following investment restrictions restate or are in addition to those described under "The Fund - Investment Restrictions" in the Prospectus. These restrictions, which are fundamental policies (except as set forth), provide that the Fund:

     1. Will not issue senior securities except that it may borrow money from a bank on its promissory note or other evidence of indebtedness. Any such borrowing (i) would not exceed one-third of the value of the Fund's total assets after the borrowing, (ii) if at any time it exceeded such one-third limitation, the Fund would within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce its borrowings to the limitation and (iii) might or might not be secured and, if secured, all or any part of the Fund's assets could be pledged. To comply with such limitations, the Fund might be required to dispose of certain of its assets when it might be disadvantageous to do so. Any such borrowings would be subject to Federal Reserve Board regulations. (As a non-fundamental policy, the Fund will not borrow for investment purposes).

     2. Will not effect short sales, purchase any security on margin or write or purchase put and call options.

     3. Will not acquire more than 10% of the voting securities of any one issuer.

     4. Will not invest 25% or more of the value of its total assets in any one industry.

     5. Will not engage in the purchase and sale of illiquid interests in real estate, including illiquid interests in real estate investment trusts.

     6. Will not engage in the purchase and sale of commodities or commodity contracts.

     7. Will not invest in companies for the purpose of exercising control or management.

     8. Will not underwrite securities of other issuers, except that the Fund may acquire portfolio securities, not in excess of 10% of the value of its total assets, under circumstances where if sold it might be deemed to be an underwriter for the purposes of the Securities Act of 1933.

     9. Will not make loans to other persons except that it may purchase evidences of indebtedness of a type distributed privately to financial institutions but not in excess of 10% of the value of its total assets.

     10. Will not acquire securities described in 8 and 9 above which in the aggregate exceed 10% of the value of the Fund's total assets.

     11.  Will not invest in other investment companies.

As non-fundamental policies, the Fund (a) will not invest more than 10% of its total assets in illiquid securities, including securities described in items 8 and 9 above and repurchase agreements maturing more than seven days after they are entered into and (b) will not engage in writing, buying or selling of stock index futures, options on stock index futures, financial futures contracts or options thereon.

MANAGEMENT

TRUSTEES AND OFFICERS

The following information relates to the principal occupations of each Trustee and executive officer of the Trust during the past five years and shows the nature of any affiliation with SCMI.

PETER E. GUERNSEY, Oyster Bay, New York - a Trustee of the Trust - Insurance Consultant since August 1986; prior thereto Senior Vice President, Marsh & McLennan, Inc., insurance brokers.

RALPH E. HANSMANN, 40 Wall Street, New York, New York - a Trustee of the Trust - Private investor; Director, First Eagle Fund of America, Inc.; Director, Verde Exploration, Ltd.; Trustee Emeritus, Institute for Advanced Study; Trustee and Treasurer, New York Public Library; Life Trustee, Hamilton College.

JOHN I. HOWELL, 7 Riverside Road, Greenwich, Connecticut - a Trustee of the Trust - Private Consultant since February 1987; Director, American International Group, Inc.; Director, American International Life Assurance Company of New York.

LAURA E. LUCKYN-MALONE(a), 787 Seventh Avenue, New York, New York - President and a Trustee of the Trust - Director and Senior Vice President of SCMI since February 1990; Director and President, Schroder Advisors(b).

CLARENCE F. MICHALIS, 44 East 64th Street, New York, New York - a Trustee of the Trust - Chairman of the Board of Directors, Josiah Macy, Jr. Foundation (charitable foundation).

HERMANN C. SCHWAB, 787 Seventh Avenue, New York, New York - Chairman (Honorary) and a Trustee of the Trust - retired since March, 1988; prior thereto, consultant to SCMI since February 1, 1984.

MARK J. SMITH(a), 33 Gutter Lane, London, England - a Vice President and a Trustee of the Trust - First Vice President of SCMI since April 1990; Director and Vice President, Schroder Advisors(b).

ROBERT G. DAVY, 787 Seventh Avenue, New York, New York - a Vice-President of the Trust - First Vice President of SCMI since July, 1992; prior thereto, employed by various affiliates of Schroders plc(b) in various positions in the investment research and portfolio management areas since 1986.

RICHARD R. FOULKES, 787 Seventh Avenue, New York, New York - a Vice President of the Trust; Director of SCMI since 1979, Director of Schroder Capital Management International Ltd. since 1989, and Executive Vice President of both of these entities.

JOHN Y. KEFFER, 2 Portland Square, Portland, Maine - a Vice President of the Trust. President of Forum Financial Services, Inc., the Fund's sub-administrator, and Forum Financial Corp., the Fund's transfer and dividend disbursing agent and fund accountant.

CATHERINE A. MAZZA, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Vice President of SCMI since September 1994; prior thereto, held various marketing positions at Alliance Capital, an investment adviser, since July 1985.

FARIBA TALEBI, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Vice President of SCMI employed in various positions in the investment research and portfolio management areas since 1987.

JOHN A. TROIANO(a), 787 Seventh Avenue, New York, New York - a Vice President of the Trust - Director and Senior Vice President of SCMI since 1991; prior thereto, employed by various affiliates of Schroders plc(b) in various positions in the investment research and portfolio management areas since 1981.

IRA L. UNSCHULD, 787 Seventh Avenue, New York, New York - a Vice President of the Trust - a Vice President of SCMI since April, 1993 and an Associate from July, 1990 to April, 1993; prior to July, 1990, employed by various financial institutions as a securities or financial analyst.

ROBERT JACKOWITZ, 787 Seventh Avenue, New York, New York - Treasurer of the Trust - Vice President of SCMI since September 1995 and Assistant Treasurer since January 1990.

MARGARET H. DOUGLAS-HAMILTON, 787 Seventh Avenue, New York, New York - Secretary of the Trust - First Vice President and General Counsel of Schroders Incorporated(b) since May 1987; prior thereto, partner of Sullivan & Worcester, a law firm.

DAVID I. GOLDSTEIN, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. Since 1991; prior thereto, associate at Kirkpatrick & Lockhart, Washington, D.C.

THOMAS G. SHEEHAN, 2 Portland Square, Portland, Maine - Assistant Treasurer and Assistant Secretary of the Trust - Counsel, Forum Financial Services, Inc. since 1993; prior thereto, Special Counsel, U.S. Securities and Exchange Commission, Division of Investment Management, Washington, D.C.

BARBARA GOTTLIEB, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - [business history].

GERARDO MACHADO, 787 Seventh Avenue, New York, New York - Assistant Secretary of the Trust - Assistant Portfolio Manager, SCMI.

(a)  Interested Trustee of the Trust within the meaning of the 1940 Act.

(b) Schroder Advisors is a wholly-owned subsidiary of SCMI, which is a wholly-owned subsidiary of Schroders Incorporated, which in turn is an indirect, wholly-owned subsidiary of Schroders plc.

Officers and Trustees who are interested persons of the Trust receive no salary, fees or compensation from the Fund. Independent Trustees of the Trust receive an annual fee of $1,000 and a fee of $250 for each meeting of the Board attended by them except in the case of Mr. Schwab, who receives an annual fee of $1,500 and a fee of $500 for each meeting attended. The Fund has no bonus, profit sharing, pension or retirement plans.

The following table provides the fees paid to each Trustee of the Trust for the fiscal year ended October 31, 1995.

Name of Trustee         Aggregate      Pension or       Estimated          Total
                     Compensation      Retirement          Annual   Compensation
                       From Trust        Benefits   Benefits Upon     From Trust
                                       Accrued As      Retirement       And Fund
                                    Part of Trust                   Complex Paid
                                         Expenses                    To Trustees
--------------------------------------------------------------------------------

Mr. Guernsey               $4,000              $0              $0          $4000
Mr. Hansmann                3,500               0               0          3,500
Mr. Howell                  4,000               0               0          4,000
Ms. Luckyn-Malone               0               0               0              0
Mr. Michalis                3,000               0               0          3,000
Mr. Schwab                  7,000               0               0          7,000
Mr. Smith                       0               0               0              0

As of December 22, 1995, the officers and Trustees of the Trust owned, in the aggregate, less than 1% of the Fund's outstanding shares.

While the Trust is a Delaware business trust, certain of its Trustees or officers are residents of the United Kingdom and substantially all of their assets may be located outside of the U.S. As a result it may be difficult for U.S. investors to effect service upon such persons within the U.S., or to realize judgments of courts of the U.S. predicated upon civil liabilities of such persons under the Federal securities laws of the U.S. The Trust has been advised that there is substantial doubt as to the enforceability in the United Kingdom of such civil remedies and criminal penalties as are afforded by the Federal securities laws of the U.S. Also it is unclear if extradition treaties now in effect between the U.S. and the United Kingdom would subject such persons to effective enforcement of the criminal penalties of such acts.

INVESTMENT ADVISER

Schroder Capital Management International Inc. ("SCMI"), 787 Seventh Avenue, New York, New York 10019, serves as Investment Adviser to the Fund pursuant to an Investment Advisory Contract dated March 1, 1988. SCMI is a wholly-owned United States subsidiary of Schroders Incorporated, the wholly-owned United States holding company subsidiary of Schroders plc. Schroders plc is the holding company parent of a large world-wide group of banks and financial service companies (referred to as the "Schroder Group"), with associated companies and branch and representative offices located in seventeen countries worldwide. The Schroder Group specializes in providing investment management services, with Group funds under management currently in excess of $90 billion.

Under the Investment Advisory Contract, SCMI regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program for the Fund's investments consistent with the Fund's investment objectives. SCMI recommends what securities shall be bought or sold by the Fund, and what portion of the Fund's assets shall be held uninvested. SCMI advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Board of Trustees regarding the foregoing matters and general conduct of the investment business of the Fund. SCMI pays directly any office rent of the Fund and furnishes or causes to be furnished without expense to the Fund, the services of such of its officers and employees and employees of its corporate affiliates as may be duly elected officers or Trustees of the Trust. In addition, SCMI provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. The Fund pays all of its other costs and expenses, including without limitation: brokers' commissions; legal, auditing or accounting expenses, taxes or governmental fees; cost of preparing share certificates or any other expenses (including clerical expenses) of issue (not including sales or promotion expenses unless the Fund shall in the future duly adopt a plan pursuant to Rule 12b-1 under the 1940
Act), distribution, redemption or repurchase of shares of the Fund; registration expenses; the cost of preparing and distributing reports and notices to shareholders; fees or disbursements of the custodian of the Fund's assets, of the Fund's dividend disbursing agent and of the Fund's transfer agent. To the extent employees of SCMI or its affiliates devote their time to the affairs of the Fund, other than as officers or Trustees, the Fund will reimburse SCMI or such affiliates the pro rate share of such individuals' salaries or wages and expenses.

Under the Investment Advisory Contract, SCMI receives a fee for its services, computed daily and payable monthly, at the annual rate of 0.75% of the Fund's average daily net assets of the first $100 million and 0.50% of the Fund's average daily net assets in excess of $100 million. It is the Trust's understanding that although other mutual funds pay investment advisory fees at annual rates of 0.75% or more of their average net assets (or a portion thereof), the majority of other mutual funds, regardless of size, pay advisory fees at rates lower than 0.75% of any portion of their average net assets. For the fiscal years ended October 31, 1993, 1994 and 1995, SCMI earned an aggregate of $153,453, $144,539 and $140,988, respectively, in advisory fees from the Fund.

The Investment Advisory Contract will continue in effect provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Board and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Fund on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Trust and it will terminate automatically if assigned. The Investment Advisory Contract also provides that, with respect to the Fund, neither SCMI nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its or their duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the SCMI's or their duties or by reason of reckless disregard of its or their obligations and duties under the Investment Advisory Contract.

Certain of the states in which shares of the Fund are qualified for sale impose limitations on the expenses of the Fund. If, in any fiscal year, commencing with the fiscal year which began on November 1, 1992, the total expenses of the Fund (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and bookkeeping fees) exceed the expense limitations applicable to the Fund imposed by the securities regulations of any state, SCMI will reimburse the Fund for the excess.

SUB-ADMINISTRATOR

On behalf of the Fund, the Trust and SCMI have entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("Forum"). Pursuant to its agreement, Forum provides certain management and administrative services necessary for the Fund's operations, other than the investment management and administrative services provided to the Fund by SCMI pursuant to the Investment Advisory Contract, including among other things, (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission and state securities commissions, and (iii) general supervision of the operation of the Fund, including coordination of the services performed by the Fund's investment adviser, transfer agent, custodian, independent accountants, legal counsel and others.

The Sub-Administration Agreement is terminable with respect to the Fund without penalty, at any time, by the Board of Trustees and SCMI upon 60 days' written notice to Forum or by Forum upon 60 days' written notice to the Fund and the Adviser.

DISTRIBUTION OF FUND SHARES

Schroder Fund Advisors Inc. ("Schroder Advisors"), 787 Seventh Avenue, New York, New York 10019, was appointed Distributor of the Fund shares pursuant to an agreement approved by the Board of Trustees of the Trust at a meeting held on November 2, 1992. The renewal of the distribution agreement for the one year period ending February 1, 1996 was approved by the Board of Trustees at a meeting held on November 21, 1994 (which approval included the approval of a majority of the Trustees who are not interested persons). Schroder Advisors is a wholly-owned subsidiary of Schroders Incorporated, the parent company of SCMI, and is a registered broker-dealer organized to act as administrator and/or distributor of mutual funds. Effective July 5, 1995, Schroder Advisors changed its name from Schroder Capital Distributors Inc.

Under the distribution agreement, Schroder Advisors has agreed to use its best efforts to secure purchases of Fund shares in jurisdictions in which such shares may be legally offered for sale. Schroder Advisors is not obligated to sell any specific amount of Fund shares. Further, Schroder Advisors has agreed in the distribution agreement to serve without compensation and to pay from its own resources all costs and expenses incident to the sale and distribution of Fund shares including expenses of printing and distribution to prospective investors of prospectuses and other sales materials and advertising expenses, and the salaries and expenses of its employees or agents in connection with the distribution of Fund shares.

PORTFOLIO ACCOUNTING

Forum Financial Corp. ("FFC"), an affiliate of Forum, performs portfolio accounting services for the Fund pursuant to a Fund Accounting Agreement with the Trust. The Fund Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Fund Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Fund Accounting Agreement.

Under its agreement, FFC prepares and maintains books and records of the Fund on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of the Fund and dividends and capital gain distributions and prepares periodic reports to shareholders and the Securities and Exchange Commission. For its services, FFC receives from the Trust with respect to the Fund a fee of $36,000 per year plus, for each class of the Fund above one, $12,000 per year. FFC is paid an additional $24,000 per year with respect to global and international funds. In addition, FFC is paid an additional $12,000 per year with respect to tax-free money market funds and funds with more than 25% of their total assets invested in asset backed securities, that have more than 100 security positions or that have a monthly portfolio turnover rate of 10% or greater.

FFC is required to use its best judgment and efforts in rendering fund accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. FFC is not responsible or liable for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless FFC, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to FFC's actions taken or failures to act with respect to a Fund or based, if applicable, upon information, instructions or requests with respect to a Fund given or made to FFC by an officer of the Trust duly authorized. This indemnification does not apply to FFC's actions taken or failures to act in cases of FFC's own bad faith, willful misconduct or gross negligence.

FFC assumed responsibility for fund accounting on August 15, 1994. Previously, these services were performed by Schroders Incorporated, the parent company of SCMI. For the fiscal years ended October 31, 1994 and October 31, 1995, the Fund paid fund accounting fees of $31,596 and $38,000, respectively.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of SCMI are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which in SCMI's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

PORTFOLIO BROKERAGE

Decisions with respect to allocation of portfolio brokerage are made by the Trust's President, a Vice President or Treasurer.

It is the Fund's policy, consistent with the best execution, to secure the highest possible price on sales and the lowest possible price on purchases of securities. Over-the-counter purchases and sales are transacted directly with principal market makers except in those circumstances where in the opinion of the Trust's officers better prices and executions are available elsewhere. Portfolio transactions are frequently placed with broker-dealers who provide SCMI with research and statistical assistance. The assistance may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio valuations and similar services.

Give equal price and comparable execution of the transaction, it is the policy of the Fund to select a broker or dealer primarily on the basis of the furnishing of such services to SCMI by the broker or dealer. Although no fixed formula is used in placing such transactions, an attempt is made to allocate such brokerage in proportion to the services rendered to SCMI. SCMI may thus be able to supplement its own information, and to consider the views and information of other research organizations in arriving at its investment recommendations. If such information is received, and if it is in fact useful to SCMI, it may tend to reduce SCMI's cost; however, the dollar value of any information received is indeterminable and may in fact be negligible and does not tend to reduce SCMI's normal and customary research activities. The research services furnished by brokers or dealers through whom the Fund effects securities transactions may be used by SCMI in servicing all of its accounts, and not all such services may be used by SCMI in connection with the Fund. Portfolio transactions are also frequently placed with broker-dealers acting as principals in the "third market".

Subject to the general policies of the Fund regarding allocation of portfolio brokerage as set forth above, the Board of Trustees has authorized the Fund to employ Schroder Wertheim & Company, Incorporated ("Schroder Wertheim"), an affiliate of SCMI, to effect securities transactions of the Fund, on the New York Stock Exchange only, provided certain other conditions are satisfied as described below.

Payment of brokerage commissions to Schroder Wertheim for effecting such transactions is subject to Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on a national securities exchange paid by a registered investment company to a broker which is an affiliated person of such investment company or an affiliated person of another person so affiliated not exceed the usual and customary broker's commissions for such transactions. It is the Fund's policy that commissions paid to Schroder Wertheim will in the judgment of the officers of the Trust responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by Schroder Wertheim on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board of Trustees of the Trust, including a majority of the non-interested Trustees, has adopted procedures pursuant to Rule 17e-1 promulgated by the Securities and Exchange Commission under Section 17(e) to ensure that commissions paid to Schroder Wertheim by the Fund satisfy the foregoing standards. The Board will review all transactions at least quarterly for compliance with these procedures.

The Fund has no understanding or arrangement to direct any specific portion of its brokerage to Schroder Wertheim and will not direct brokerage to Schroder Wertheim in recognition of research services.

During the fiscal years ended October 31, 1993, 1994 and 1995 the total brokerage commissions paid by the Fund on portfolio transactions were $39,356 and $23,579 and $31,381 respectively. These amounts do not include any spreads or concessions on principal transactions on a net trade basis. Substantially all of such commissions were paid to firms which provided SCMI with research and statistical assistance. No commissions were paid to Schroder Wertheim during any of the fiscal years ended October 31, 1993, 1994 and 1995.

SHARE OWNERSHIP

As of December 22, 1995, the following persons owned of record or beneficially 5% or more of the Fund's shares:w

SHAREHOLDER                               SHARE BALANCE        PERCENT OF FUND
-----------                               -------------        ---------------

Schroder Nominees Limited                   493,923.368            22.18%
120 Cheapside
London EC2V 6DS England

Gracechurch Co.                             351,069.439            15.76%
75 Wall Street
New York, NY 10265

Fox & Co.                                   151,228.600             6.79%
P.O. Box 976
New York, NY 10268


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is calculated at 4:00 p.m. (New York City time), Monday through Friday, on each day that the New York Stock Exchange is open for trading (which excludes the following national business holidays:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Net asset value per share is calculated by dividing the aggregate value of the Fund's assets less all liabilities by the number of shares of the Fund outstanding.

Portfolio securities listed on the New York Stock Exchange are valued on the basis of the last sale on that date on the basis of information obtained from authoritative sources at the end of the business day. Lacking any sales, they are valued at the average of the closing bid and asked prices. Securities not listed on such exchange are valued by the use of quotations on any other national stock exchange on which the securities are listed, or if unlisted, published quotations in common use and/or quotations from a market maker or makers in the security, in each case on the basis of information obtained from authoritative sources, or if securities for which no quotations are available, including restricted securities, by such other method as the Board of Trustees, in good faith, shall deem to reflect their fair value. If securities are listed on more than one national stock exchange (other than the New York Stock Exchange), they are valued on the basis of quotations on the national stock exchange in which the primary market for the securities exists.

REDEMPTION IN KIND

In the event that payment for redeemed shares is made wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. An in kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in kind of the Fund's portfolio securities could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio.

TAXATION

Under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund and each other portfolio established from time to time by the Board of Trustees of the Trust will be treated as a separate taxpayer for Federal income tax purposes with the result that: (a) each such portfolio must meet separately the income and distribution requirements for qualification as a regulated investment company, and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a Trust-wide) basis.

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company the Fund intends to distribute to shareholders at least 90% of its "investment company taxable income" as defined in the Code (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses), and to meet certain diversification of assets, source of income, and other requirements of the Code. By so doing, the Fund will not be subject to Federal income tax on its investment company taxable income and "net capital gains" (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders. If the Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation, and its distributions will be taxable to shareholders as ordinary income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% nondeductible excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 of such year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of the year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions of investment company taxable income (including realized net short-term capital gain) are taxable to shareholders as ordinary income. Generally, dividends of investment income (but not capital gain) from the Fund will qualify for the Federal 70% dividends-received deduction for corporate shareholders to the extent such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations, provided the Fund shares are held by said shareholders for more than 45 days. If securities held by the Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund which corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

Distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund shares have been held by a shareholder, and are not eligible for the dividends received deduction. A loss realized by a shareholder on the sale of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss although such shares may have been held by the shareholder for one year or less.
Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Upon redemption or sale of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss generally will be long-term or short-term depending upon the shareholder's holding period for the shares.

The Trust will be required to report to the Internal Revenue Service (the "IRS") all distributions as well as gross proceeds from the redemption of the Fund shares, except in the case of certain exempt shareholders. All such distributions and proceeds generally will be subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Trust with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Trust that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amount required to be withheld. Any amounts withheld may be credited against the shareholder's Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (I.E., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower rate under a tax treaty).

OTHER INFORMATION

ORGANIZATION

The Trust was originally organized as a Maryland corporation on July 30, 1969. On February 29, 1988, the Trust was recapitalized to enable the Board to establish a series of separately managed investment portfolios, each having different investment objectives and policies. At the time of the recapitalization, the Trust's name was changed from "The Cheapside Dollar Fund Limited" to "Schroder Capital Funds, Inc." On January 9, 1996, the Trust was reorganized as a Delaware business trust. At that time, the Trust's name was changed from "Schroder Capital Funds, Inc." to its present name. The Trust is registered as an open-end management investment company under the Act.

Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. To guard against this risk, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series.
The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligations. Forum believes that, in view of the above, there is no risk of personal liability to shareholders.

CAPITALIZATION AND VOTING

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as the Fund) and may divide portfolios or series into classes of shares, and the costs of doing so will be borne by the Trust. The Trust currently consists of five separate portfolios, each of which has separate investment objectives and policies, and five classes, one of which pertains to the Fund.

The shares of the Trust are fully paid and nonassessable, and have no preferences as to conversion, exchange, dividends, retirement or other features. The shares have no preemptive rights. They have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Trust. Shares of each class would vote separately to approve investment advisory agreements or changes in investment objectives and other fundamental policies affecting the portfolio to which they pertain, but all classes would vote together in the election of Trustees and ratification of the selection of independent accountants. Shareholders of any particular class would not be entitled to vote on any matters as to which such class were not affected.

The Trust will not hold annual meetings of shareholders. The matters considered at an annual meeting typically include the reelection of Trustees, approval of an investment advisory agreement, and the ratification of the selection of independent accountants. These matters will not be submitted to shareholders unless a meeting of shareholders is held for some other reason, such as those indicated below. Each of the Trustees will serve until death, resignation or removal. Vacancies will be filled by the remaining Trustees, subject to the provisions of the 1940 Act requiring a meeting of shareholders for election of Trustees to fill vacancies when less than a majority of Trustees then in office have been elected by shareholders. Similarly, the selection of accountants and renewal of investment advisory agreements for future years will be performed annually by the Board. Future shareholder meetings will be held to elect Trustees if required by the 1940 Act, to obtain shareholder approval of changes in fundamental investment policies, to obtain shareholder approval of material changes in investment advisory agreements, to select new accountants if the employment of the Trust's accountants has been terminated, and to seek any other shareholder approval required under the 1940 Act. The Board has the power to call a meeting of shareholders at any time when it believes it is necessary or appropriate. In addition, Trust Instrument provides that a special meeting of shareholders may be called at any time for any purpose by the holders of at least 10% of the outstanding shares entitled to be voted at such meeting.

In addition to the foregoing rights, the Trust Instrument provides that holders of at least two-thirds of the outstanding shares of the Trust may remove any person serving as a Trustee either by declaration in writing or at a meeting called for such purpose. Further, the Board is required to call a shareholders meeting for the purpose of considering the removal of one or more Trustees if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In addition, the Board is required to provide certain assistance if requested in writing to do so by ten or more shareholders of record (who have been such for at least six months), holding in the aggregate the lesser of shares of the Trust having a total net asset value of at least $25,000 or 1% of the outstanding shares of the Trust, for the purpose of enabling such holders to communicate with other shareholders of the Trust with a view to obtaining the requisite signatures to request a special meeting to consider such removal.

PERFORMANCE INFORMATION

The Fund may, from time to time, include quotations of total return data in advertisements, sales literature or reports to shareholders or prospective investors.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, calculated pursuant to the following formula:

                           n
                    P (1+T)  = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of Fund expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

For the one year, five year and ten year periods ended October 31, 1995, the average annual total returns of the Fund were 17.68%, 17.50% and 13.09%, respectively.

Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. Total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

In connection with communicating total return to current or prospective investors, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

CUSTODIAN

All securities and cash of the Fund are held by The Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York 11245.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Forum Financial Corp., Portland, Maine, acts as the Fund's transfer agent and dividend disbursing agent.

LEGAL COUNSEL

___________________, 77 Water Street, New York, New York 10005, counsel to the Fund, passes upon certain legal matters in connection with the shares offered by the Fund.

INDEPENDENT ACCOUNTANTS

___________ L.L.P. ("____________") serves as independent accountants for the Fund. _________ provides audit services and consultation in connection with review of U.S. Securities and Exchange Commission filings. ___________ address is One Post Office Square, Boston, Massachusetts 02109.

FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Investments, notes thereto, and Financial Highlights of the Fund for the fiscal year ended October 31, 1995 and the Report of Independent Accountants thereon (included in the Annual Report to shareholders), which are delivered along with this SAI, are incorporated herein by reference.

                                        PART C
                                  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) FINANCIAL STATEMENTS

    Not Applicable

Financial Highlights.

    Not Applicable

(b) EXHIBITS:

(1) Trust Instrument of Schroder Capital Funds (Delaware) (the "Trust") (filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(2) None.

(3) None.

(4)(a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by such record holders agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

SECTION 2.06 ESTABLISHMENT OF SERIES. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to: establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series; to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine; to divide or combine the Shares or any Series or classes thereof into a greater or lesser number; to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares; and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any

Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares, and need not issue any shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

(5) Investment Advisory Agreement between the Trust and Schroder Capital Management International Inc. (filed herewith).

(6) Form of Master Distribution Contract and Supplement to be between the Trust and Schroder Fund Advisors Inc. (filed as Exhibit 6 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(8) Form of Global Custody Agreement to be between the Trust and The Chase Manhattan Bank, N.A. (filed as Exhibit 8 to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(9) (a) Form of Administration Agreement with Schroder Fund Advisors Inc. (filed as Exhibit to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

    (b) Form of Sub-Administration Agreement with Forum Financial Services, Inc. (filed xhibit 9(b) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

    (c) Form of Administrative Services Agreement with Schroder Fund Advisors Inc. with respect to Schroder International Bond Fund (to be filed).

    (d) Subadministration Agreement with Forum Financial Services, Inc. with respect to Schroder U.S. Equity Fund (filed herewith).

    (e) Form of Transfer Agency Agreement with Forum Financial Corp. (filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

    (f) Form of Fund Accounting Agreement with Forum Financial Corp. (filed as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(10) Opinion of Jacobs Persinger & Parker as to legality of shares to be issued by the Trust (filed as Exhibit 10(d) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

(11) Not applicable to this filing.

(15)(a)  Form of Master Distribution Plan adopted by Registrant (filed as
         Exhibit 15(a) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).

    (b) Form of Distribution Plan Supplement (filed as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 46 and incorporated herein by reference).


Other Exhibits:

Copies of Powers of Attorney pursuant to which Trustees have signed this Post-Effective Amendment (filed as Other Exhibits to Post-Effective Amendment No. 45 and incorporated herein by reference).

Copy of Power of Attorney pursuant to which Mr. Jackowitz has signed this Post-Effective Amendment (filed as an Other Exhibit to Post-Effective Amendment No. 45 and incorporated herein by reference).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

    Title of Class                                         Number of Record
                                                           Holders as of
                                                           January 2, 1997

    --------------                                         --------------------

Schroder U.S. Equity Fund                                         605

Schroder International Fund                                     1,085

Schroder U.S. Smaller Companies Fund                               48

Schroder Emerging Markets Fund Institutional Portfolio             21

Schroder International Smaller Companies Fund                       2

Schroder Latin America Fund                                         2

Schroder Global Asset Allocation Fund                             N/A

ITEM 27.  INDEMNIFICATION.

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 5.2 of the Registrant's Trust Instrument provides as follows:

"5.2. Indemnification.

"(a)  Subject to the exceptions and limitations contained in Section (b) below:

"(i) Every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by them in connection with any claim, action, suit or proceeding in which they become involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by them in the settlement thereof;

"(ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

"(b)  No indemnification shall be provided hereunder to a Covered Person:

"(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

"(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

"(A) By the court or other body approving the settlement;

"(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

"(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

"(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

"(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by Covered Person to the Trust or Series if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

"(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

"(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The following are the directors and principal officers of SCMI, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SCMI which provides investment management services international clients located principally in the United States.

David M. Salisbury. Chief Executive Officer, Director and Chairman of Schroder Capital; Joint Chief Executive and Director of Schroder.

Richard R. Foulkes. Senior Vice President and Managing Director of Schroder Capital.

John A. Troiano. Managing Director and Senior Vice President. Mr. Troiano is also a Director of Schroder Ltd.

David Gibson. Senior Vice President and Director of Schroder Capital. Director of Schroder Wertheim Investment Services Inc.

John S. Ager. Senior Vice President and Director of Schroder Capital.

Sharon L. Haugh. Senior Vice President and Director of Schroder Capital, Director and Chairman of Schroder Advisors Inc.

Gavin D.L. Ralston. Senior Vice President and Director of Schroder Capital.

Mark J. Smith. Senior Vice President and Director of Schroder Capital.

Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

Jane P. Lucas. Senior Vice President and Director of Schroder Capital; Director of Schroder Advisors Inc.; Director of Schroder Wertheim Investment Services, Inc.

C. John Govett. Director of Schroder Capital; Group Managing Director of Schroder Investment Management Ltd. And Director of Schroders plc.

Phillipa J. Gould. Senior Vice President and Director of Schroder Capital.

Louise Croset. First Vice President and Director of Schroder Capital.

Abdallah Nauphal, Group Vice President and Director.

ITEM 29. PRINCIPAL UNDERWRITERS.

(A) Schroder Fund Advisors Inc., the Registrant's principal underwriter, also serves as principal underwriter for WSIS Series Trust.

(B) Following is information with respect to each principal officer and director of Schroder Fund Advisors Inc., the Distributor of the shares of Schroder International Fund, Schroder U.S. Equity Fund, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund Institutional Portfolio, Schroder International Smaller Companies Fund, Schroder International Bond Fund and Schroder Latin American Fund (each a series of the Registrant):

Sharon L. Haugh, Chairman and Director.

Mark J. Smith, Director and Vice President.

Jane P. Lucas, Director.

Catherine A. Mazza, President.

Alexandra Poe, Secretary, Senior Vice President and Fund Counsel.

Robert Jackowitz, Treasurer.

 * Address for each is 787 Seventh Avenue, New York, New York 10019 except for Mark J. Smith, whose address is 33 Gutter Lane, London, EC2V 8AS, United Kingdom.

(C)  Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant with respect to Schroder International Bond Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Schroder Capital Management International Inc. and Schroder Fund Advisors Inc., 787 Seventh Avenue, New York, New York 10019, except that certain items will be maintained at the following locations:

(a) Forum Financial Corp., Two Portland Square, Portland, Maine 04101 (shareholder records).

(b) Forum Financial Services, Inc., Two Portland Square, Portland, Maine 04101 (corporate minute book).

ITEM 31. MANAGEMENT SERVICES.

Inapplicable.

ITEM 32. UNDERTAKINGS.

    (i) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the 17th day of January, 1997.

                                  SCHRODER CAPITAL FUNDS (DELAWARE)


                                  By: /s/ Mark J. Smith
                                     ---------------------------
                                       Mark J. Smith
                                       President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of January, 1997.

    Signatures                                             Title
    ----------                                             -----

(a) Principal Executive Officer

    /s/ Mark J. Smith                                      President
    ------------------------------
    Mark J. Smith

(b) Principal Financial and
    Accounting Officer

    ROBERT JACKOWITZ*                                      Treasurer

    *By: /s/ Thomas G. Sheehan
        --------------------------
         Thomas G. Sheehan, Attorney-in-Fact

(c) Majority of the Trustees

    PETER E. GUERNSEY*                                     Trustee
    JOHN I. HOWELL*                                        Trustee
    HERMANN C. SCHWAB*                                     Trustee
    CLARENCE F. MICHALIS*                                  Trustee

    *By: /s/ Thomas G. Sheehan
        --------------------------
         Thomas G. Sheehan, Attorney-in-Fact

                                  INDEX TO EXHIBITS


                                                                    SEQUENTIAL
EXHIBIT                                                             PAGE NUMBER
-------                                                             -----------

    (5) Investment Advisory Agreement Agreement between the Trust and Schroder Capital Management International Inc. with respect to Schroder U.S. Equity Fund

    (9)(d) Subadministration Agreement with Forum Financial
           Services, Inc. with respect to Schroder U.S. Equity Fund